Cost Classifications	6 Months Ended
Jun. 30, 2013
Cost Classifications
Cost Classifications

(7) Cost Classifications

        Cost of product sold (exclusive of depreciation and amortization) includes cost of crude oil, other feedstocks, blendstocks, renewable identification numbers ("RINs") and freight and distribution expenses. Cost of product sold excludes depreciation and amortization of approximately $1.2 million and $0.8 million for the three months ended June 30, 2013 and 2012, respectively. For the six months ended June 30, 2013 and 2012, cost of product sold excludes depreciation and amortization of approximately $2.3 million and $1.5 million, respectively.

        Direct operating expenses (exclusive of depreciation and amortization) includes direct costs of labor, maintenance and services, energy and utility costs, property taxes, environmental compliance costs as well as chemicals and catalysts and other direct operating expenses. Direct operating expenses also include allocated non-cash share-based compensation for CVR Energy, as discussed in Note 4 ("Share-Based Compensation"). Direct operating expenses exclude depreciation and amortization of approximately $27.1 million and $25.6 million for the three months ended June 30, 2013 and 2012, respectively. For the six months ended June 30, 2013 and 2012, direct operating expenses exclude depreciation and amortization of approximately $53.9 million and $51.0 million, respectively.

        Selling, general and administrative expenses (exclusive of depreciation and amortization) consist primarily of direct and allocated legal expenses, treasury, accounting, marketing, human resources and maintaining the corporate and administrative offices in Texas, Kansas and Oklahoma. Selling, general and administrative expenses also include allocated non-cash share-based compensation expense from CVR Energy as discussed in Note 4 ("Share-Based Compensation"). Selling, general and administrative expenses exclude depreciation and amortization of approximately $0.1 million and $0.2 million for the three months ended June 30, 2013 and 2012, respectively. For the six months ended June 30, 2013 and 2012, selling, general and administrative expenses exclude depreciation and amortization of approximately $0.2 million and $0.4 million, respectively.